September 22, 1995



Securities and Exchange Commission
Division of Corporation Finance
450 Fifth St., N.W.
Washington, DC  20549

Re:   Rule 24f-2 Notice for INVESCO Multiple Asset Funds, Inc.
      File No. 33-69904

Gentlemen:

Pursuant to Rule 24f-2, the following information is provided for INVESCO Multiple Asset Funds, Inc.'s latest fiscal year which ended July 31, 1995. Enclosed you will find an opinion of counsel relating to the securities sold.

Number of securities  which had been registered under the                   -0-
Securities Act of 1933 other than pursuant to Section 24f-2 of the Investment Company Act, but which remain unsold at the beginning of the fiscal year.

Number of  securities  registered  during the fiscal year other             -0-
than pursuant to Section 24f-2 of the Act.

Number of securities sold during the fiscal year.                     4,868,143

Number of securities  sold during the fiscal year in reliance         4,868,143
upon  registration pursuant to Section 24f-2 of the Act.

Actual  aggregate  sale price of securities  sold in reliance       $53,106,997
upon  registration pursuant to Section 24f-2(c).

Less:  Actual aggregate repurchase price of securities
repurchased during the fiscal year ($21,835,976)reduced by
actual aggregate repurchase price of such securities previously
applied pursuant to Section 24e-2(a)(none).                        $(21,835,976
                                                                    -----------
Fee Basis                                                           $31,271,021
                                                                    ===========
Fee:  One-twentyninth of 1 per centum of the basis of the
price at which the securities were sold.                            $ 10,783.11
                                                                    ===========
(Calculation made pursuant to Rule 24f-2(c) of the Investment Company Act of 1940.)


Yours very truly,

/s/ Dan J. Hesser
----------------------
Dan J. Hesser
President &
Chief Executive Officer